Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation	A reconciliation between the income tax computed at the HK statutory rate and the Group’s provision for income tax is as follows:
	2019	2018

HKPT	16.5%	16.5%

Provision for income taxes	16.5%	16.5%